COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Bank guarantees in favor of lessor, foreign currency derivative contracts and credit card security	$ 342
Royalty percentage	1.00%
Research and development expenses milestone payment	$ 225	$ 500	$ 0
IIA [Member]
Other Commitments [Line Items]
Maximum royalty repaid as percentage of grant received	100.00%
Royalty expense	$ 554	1,004	225
Contingent royalty obligations	$ 9,872
IIA [Member] | Minimum [Member]
Other Commitments [Line Items]
Royalty percentage based on future revenues	3.00%
IIA [Member] | Maximum [Member]
Other Commitments [Line Items]
Royalty percentage based on future revenues	5.00%
May 2012 Agreement Member
Other Commitments [Line Items]
Agreement, start date	May 09, 2012
Agreement termination description	In 2014, the May 2012 Agreement was terminated except for certain payments arising from the Bayer Agreement which survive termination until August 5, 2025.
May 2012 Agreement Member | Minimum [Member]
Other Commitments [Line Items]
Participation Rights	4.00%
Antibodies Discovery Collaboration Agreement [Member]
Other Commitments [Line Items]
Contingent fees	$ 0	$ 1,000	$ 750
Gilead Agreement [Member]
Other Commitments [Line Items]
Royalties accrual	$ 704